Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions and Balances [Abstract]
Schedule of Related Parties and the Nature of their Relationships

The following table presents the Company’s related parties and the nature of their relationships:

Name	Relationship	Purpose/Nature
HuaJun Yan	Chief Operating Officer and Director	Working capital advances and accrued compensation
Caifen Yan	Chief Executive Officer, Chairman of the Board and Director	Accrued compensation

Schedule of Amounts Due to Related Parties

The following table presents amounts due to related parties as of December 31, 2025 and 2024:

Amounts due to related parites	December 31, 2025	December 31, 2024
HuaJun Yan	$285,193	$980,833
Caifen Yan	300,000	-
Total	$585,193	$980,833